Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts [Member]
Movement in valuation allowances and reserves
Balance at Beginning of Year	$ 2.4	$ 0.7	$ 1.7
Charged to Costs and Expenses	3.2	3.2	0.8
Charged to Other Accounts	0.0	0.0	0.0
Deductions	(1.4)	(1.5)	(1.8)
Balance at End of Year	4.2	2.4	0.7
Allowance for deferred tax assets [Member]
Movement in valuation allowances and reserves
Balance at Beginning of Year	42.1	25.9	27.2
Charged to Costs and Expenses	5.3	19.5	4.8
Charged to Other Accounts	0.0	0.0	0.0
Deductions	(0.7)	(3.3)	(6.1)
Balance at End of Year	46.7	42.1	25.9
TransUnion Parent [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Proceeds from Dividends Received	$ 45.1	$ 90.3	$ 94.2